Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The components of (loss) income before income taxes were as follows:

	Year Ended December 31,
	2019	2018
Domestic	$(49,024)	$(48,194)
Foreign	5,610	6,270
The income taxes benefit consisted of the following components:

	Year Ended December 31,
	2019	2018
Federal
current	$(99)	$(413)
deferred	(4,834)	(5,000)
State
current	(116)	296
deferred	(1,189)	(1,761)
Foreign
current	1,307	1,986
deferred	32	113
	$(4,899)	$(4,779)
The items accounting for differences between the income tax benefit computed at the federal statutory rate and the provision for income taxes were as follows:

	Year Ended December 31,
	2019	2018
Federal income tax at statutory rates	$(9,117)	$(8,804)
State income taxes, net of federal income tax benefits	(2,249)	(1,536)
Permanent items:
Foreign inclusions	1,104	369
Other permanent differences	585	804
Rate differential on foreign income	262	452
Valuation allowance	3,667	(40,849)
Provision to return adjustments	182	2,910
Net operating loss ("NOL") carryforward asset limitation	—	41,767
Other	667	108
Income tax benefit	$(4,899)	$(4,779)
Effective income tax benefit rate	11.3%	11.4%
The Company's U.S. federal corporate income tax statutory rate is 21%.
Substantially all of the Company's federal and state NOL carryforwards are expected to be limited by Internal Revenue Code Section 382 ("Section 382") due to the ownership change in 2017 resulting from the Company's restructuring through its chapter 11 cases. In the year ended December 31, 2018, the Company wrote-off the federal and state net operating loss deferred tax assets that are statutorily unusable in future periods due to these Section 382 limitations and the pre-2017 NOL carryforward periods. There was a corresponding reduction to the valuation allowance in the same amount.
As a U.S. shareholder, the Company is subject to tax on Global Intangible Low-Taxed Income (“GILTI”) earned by certain foreign subsidiaries. At December 31, 2019, the Company has elected to include $1,304 of tax expense related to GILTI as a period expense.
A deferred tax asset of $1,086 at December 31, 2019 and $1,208 at December 31, 2018 associated with the temporary difference between the financial reporting basis and tax basis of the Second Lien Notes conversion feature at each balance sheet date was reclassified from a liability to additional paid-in capital on December 31, 2019 and December 31, 2018, respectively (see Note 5 - Stockholders' Equity).
Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Pension and postretirement benefits	$1,208	$2,111
Deferred compensation	973	1,452
Restructuring related and other reserves	6	4
Operating lease liabilities	10,314	—
Alternative minimum tax and net operating loss carryforward	19,529	11,227
Inventory	4,161	5,223
Intangible assets and goodwill	4,744	5,561
Other, net	1,741	1,841
Deferred tax assets before valuation allowance	42,676	27,419
Valuation allowance	(14,344)	(10,842)
Total deferred tax assets	$28,332	$16,577
Deferred tax liabilities:
Depreciation	$4,394	$5,372
Operating right-of-use asset	10,300	—
Excess of book basis over tax basis in investments	318	225
Convertible debt discount	15,140	16,834
Other, net	421	425
Total deferred tax liabilities	30,573	22,856
Net deferred tax liabilities	$(2,241)	$(6,279)
As of December 31, 2019, the Company had $12,307 of federal and $10,257 of state net operating loss carryforwards which will begin expiring in 2034 and 2022, respectively, and $1,005 of federal AMT credits which will be fully refundable by 2021, and $546 of state credit carryforwards which will begin expiring in 2024. Substantially all of the Company's federal and state net operating loss carryforwards are expected to be limited by IRC Section 382 due to the ownership change in 2017 resulting from the Company's restructuring through its chapter 11 cases. As of December 31, 2019, the Company had $33,119 of foreign net operating loss carryforwards, of which a significant portion carry forward for an indefinite period.
The Tax Act includes new limitations on interest expense deductions. As of December 31, 2019, the portion of the non-deductible interest expense as a result of the Tax Act will be carried forward.
The Company continues to maintain valuation allowances against substantially all U.S. and foreign deferred tax assets to reduce those deferred tax assets to amounts that are realizable either through future reversals of existing taxable temporary differences or through taxable income in carryback years for the applicable jurisdictions.
Activity in the Company's valuation allowances for the U.S. and non-U.S. operations were as follows:

	Year Ended December 31,
	2019	2018
Domestic
Balance, beginning of period	$2,271	$43,037
Provision charged to expense	3,949	—
Reduction due to Section 382 limitations	—	(40,766)
Provision charged to discontinued operations and other comprehensive income	(92)	—
Balance, end of period	$6,128	$2,271
Foreign
Balance, beginning of period	$8,571	$9,116
Impact of foreign exchange on beginning of period balance	240	(437)
Provision charged to expense	(595)	(108)
Balance, end of period	$8,216	$8,571
The Company is subject to taxation in the U.S, state jurisdictions and foreign jurisdictions. Significant judgment is required in determining the worldwide provision for income taxes and recording the related income tax assets and liabilities. The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. For tax positions meeting the more-likely-than-not criterion, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.
In the ordinary course of business, the Company is subject to review by domestic and foreign taxing authorities, including the IRS. In general, the Company is no longer subject to audit by the IRS for tax years through 2012 and state, local or foreign taxing authorities for tax years through 2011.
Pursuant to changes made by the Tax Act, remittances from subsidiaries held by the Company made in 2019 and future years are generally not subject to U.S. federal income tax. These remittances are either excluded from taxable income in the United States as earnings that are already subject to taxation or are subject to a 100% dividends received deduction. There are no other differences which would cause the Company to be required to record a material deferred tax liability.